13F-HR
Form 13F Holdings Report

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington,  D.C.  20549

FORM 13F
FORM13F COVER PAGE
Report for the Calendar Year or Quarter Ended: June 30, 2002

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	      	New Amsterdam Partners, LLC
Address:	475 Park Avenue South, 20th Floor
	        New York, NY, 10016

13F File Number: 	028-05406

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	      Michelle Clayman
Title:	      Manager, Chief Investment Officer
Phone:	      212-689-1500
Signature, Place, and Date of Signing:

	Michelle Clayman 	New York, New York	August 1, 2002

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.

[ ]	13F NOTICE.

[ ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF
1934.

	FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:        68

Form 13F Information Table Value Total:  $1385262


List of Other Included Managers:

No.	13F File Number	Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Alberto-Culver Co              COM              013068101    24078   503730 SH       SOLE                   190490            313240
Alltel Corp                    COM              020039103     8966   190765 SH       SOLE                    66090            124675
Altera Corporation             COM              021441100    17083  1256079 SH       SOLE                   560169            695910
American Power Conversion      COM              029066107     6229   493200 SH       SOLE                   301200            192000
Amgen Inc                      COM              031162100    13403   320040 SH       SOLE                   200680            119360
Apollo Group Inc CL A          COM              037604105     9969   252900 SH       SOLE                   151100            101800
Applied Materials              COM              038222105     6104   320940 SH       SOLE                   179700            141240
BJs Wholesale Club Inc         COM              05548J106    31643   821890 SH       SOLE                   330580            491310
Becton Dickinson               COM              075887109    26355   765008 SH       SOLE                   287458            477550
Bed Bath & Beyond Inc          COM              075896100    12942   342920 SH       SOLE                   203700            139220
BellSouth Corporation          COM              079860102     7880   250154 SH       SOLE                   148204            101950
Black Box Corporation          COM              091826107    21092   517855 SH       SOLE                   206610            311245
CEC Entertainment Inc          COM              125137109    28593   692320 SH       SOLE                   250250            442070
CNF Inc                        COM              12612W104    40241  1059535 SH       SOLE                   412825            646710
Calpine Corporation            COM              131347106     9753  1387355 SH       SOLE                   599785            787570
ChoicePoint Inc                COM              170388102    21824   479965 SH       SOLE                   160421            319544
Cisco Systems Inc              COM              17275R102     3784   271250 SH       SOLE                   153100            118150
Citigroup Inc                  COM              172967101     8469   218544 SH       SOLE                   130962             87582
Costco Wholesale Corp          COM              22160K105    10738   278030 SH       SOLE                   168800            109230
Countrywide Credit Ind Inc     COM              222372104    54078  1120780 SH       SOLE                   496090            624690
Cytec Industries Inc           COM              232820100    24186   769270 SH       SOLE                   287170            482100
DTE Energy Company             COM              233331107    37538   840915 SH       SOLE                   370260            470655
Danaher Corp Del               COM              235851102    35399   533519 SH       SOLE                   251959            281560
Dentsply Int'l Inc             COM              249030107    31389   850410 SH       SOLE                   326150            524260
Dow Chemical                   COM              260543103     8071   234745 SH       SOLE                   136584             98161
EMC Corp/Mass                  COM              268648102     2123   281190 SH       SOLE                   148800            132390
Edison International           COM              281020107    16478   969280 SH       SOLE                   350600            618680
Edwards A.G. Inc               COM              281760108    21514   553480 SH       SOLE                   199490            353990
Fair Isaac & Co Inc            COM              303250104    18276   556010 SH       SOLE                   203960            352050
First Data Corp                COM              319963104    11978   322000 SH       SOLE                   197800            124200
Franklin Resources             COM              354613101    36359   852700 SH       SOLE                   407960            444740
Furniture Brands Intl Inc      COM              360921100    10290   340150 SH       SOLE                   217500            122650
Hilb Rogal & Hamilton Co       COM              431294107     1289    28490 SH       SOLE                    27510               980
ITT Educational Services Inc   COM              45068B109    17368   796690 SH       SOLE                   352300            444390
Interstate Bakeries Corp       COM              46072H108    22572   781580 SH       SOLE                   299760            481820
Invacare Corp                  COM              461203101    24663   666570 SH       SOLE                   263410            403160
Johnson & Johnson              COM              478160104    11097   212350 SH       SOLE                   125800             86550
Jones Apparel Group Inc        COM              480074103    43980  1172810 SH       SOLE                   531600            641210
Kemet Corp                     COM              488360108    23536  1317830 SH       SOLE                   521660            796170
Kimberly Clark Corp            COM              494368103    11247   181400 SH       SOLE                   110000             71400
King Pharmaceuticals Inc       COM              495582108     9470   425600 SH       SOLE                   257000            168600
Knight-Ridder Inc              COM              499040103    31257   496530 SH       SOLE                   194680            301850
Lehman Bros Hldgs Inc          COM              524908100    26300   420665 SH       SOLE                   161735            258930
Lowes Co                       COM              548661107    35289   777300 SH       SOLE                   367010            410290
MBNA Corp                      COM              55262L100     8678   262410 SH       SOLE                   174300             88110
Manitowoc Company Inc          COM              563571108    17923   505010 SH       SOLE                   217020            287990
Maxim Integrated Products      COM              57772K101    29498   769590 SH       SOLE                   345170            424420
Merrill Lynch & Co Inc         COM              590188108     9890   244200 SH       SOLE                   151000             93200
Microsoft Corp                 COM              594918104     8763   160200 SH       SOLE                    94000             66200
Monaco Coach Corp              COM              60886R103    21768  1021990 SH       SOLE                   369160            652830
Omnicare Inc                   COM              681904108    32144  1224057 SH       SOLE                   482017            742040
Omnicom Group Inc              COM              681919106    20795   454050 SH       SOLE                   215090            238960
PepsiCo                        COM              713448108    15907   330025 SH       SOLE                   210200            119825
Phillips Petroleum Co          COM              718507106    12768   216840 SH       SOLE                   133800             83040
Pogo Producing Co              COM              730448107    38761  1188270 SH       SOLE                   468670            719600
Praxair Inc                    COM              74005P104    39067   685742 SH       SOLE                   292150            393592
Protective Life Corp           COM              743674103     5530   167060 SH       SOLE                    92070             74990
Pulte Homes Inc                COM              745867101    42027   731165 SH       SOLE                   284343            446822
Quanta Services Inc            COM              74762E102     7395   749215 SH       SOLE                   293020            456195
Reynolds & Reynolds            COM              761695105     5900   211100 SH       SOLE                    67790            143310
SLM Corp                       COM              78442P106    53807   555287 SH       SOLE                   252237            303050
Sanmina-SCI Corp               COM              800907107     7957  1260981 SH       SOLE                   521771            739210
Schering Plough Corp           COM              806605101     5584   227000 SH       SOLE                   133500             93500
Sealed Air Corporation         COM              81211K100    17736   440423 SH       SOLE                   214603            225820
Veritas Software Corp          COM              923436109    18062   912661 SH       SOLE                   362856            549805
Vishay Intertechnology Inc     COM              928298108    15566   707550 SH       SOLE                   453200            254350
Waters Corporation             COM              941848103    28555  1069484 SH       SOLE                   476554            592930
Wellpoint Health Netwks-Cl A   COM              94973H108    46288   594888 SH       SOLE                   270808            324080